Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Receivables [Abstract]
Beginning balance	$ 965	$ 434	$ 513
Provision for credit losses	546	857	170
Net write-offs	(262)	(326)	(249)
Ending balance	$ 1,249	$ 965	$ 434